Financial instruments and risk management - Summary of Currency and Interest Rate Profile of Loans and Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating (percent)	100.00%	100.00%	100.00%
Principal Repayment at Hedged Rates
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 18,028	£ 15,912	£ 13,175
Sterling | Principal Repayment at Hedged Rates
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	17,046	15,323	12,666
Euro | Principal Repayment at Hedged Rates
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	888	£ 589	£ 509
USD | Principal Repayment at Hedged Rates
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 94
Fixed interest rate
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating (percent)	85.00%	85.00%	91.00%
Weighted average effective fixed interest rate – sterling	3.90%	4.00%	4.40%
Fixed interest rate | Principal Repayment at Hedged Rates
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 15,289	£ 13,556	£ 11,990
Fixed interest rate | Sterling | Principal Repayment at Hedged Rates
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 15,289	£ 13,556	£ 11,990
Floating interest rate
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating (percent)	15.00%	15.00%	9.00%
Floating interest rate | Principal Repayment at Hedged Rates
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 2,739	£ 2,356	£ 1,185
Floating interest rate | Sterling | Principal Repayment at Hedged Rates
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	1,757	1,767	676
Floating interest rate | Euro | Principal Repayment at Hedged Rates
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	888	£ 589	£ 509
Floating interest rate | USD | Principal Repayment at Hedged Rates
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 94